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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Battery Partners VIII, LLC
Address: 930 Winter Street, Waltham, Massachusetts 02451

Form 13F File Number:  28- __________

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Chris Schiavo
Title:  Chief Financial Officer
Phone:  781.478.6600

Signature, Place, and Date of Signing:

/s/ Chris Schiavo         Waltham, Massachusetts      May 2, 2013
------------------        -----------------------     -----------
   [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      Form 13F File Number      Name:

      28- ___________           ________________________
      [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $162,690 (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1     28-                     Battery Partners VIII Side Fund, LLC

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                         FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2  COLUMN 3    COLUMN 4             COLUMN 5             COLUMN 6    COLUMN 7         COLUMN 8
---------------  --------  --------   ---------  -----------------------------  -----------  --------  ------------------------
                                                                                                           VOTING AUTHORITY
NAME OF          TITLE OF               VALUE     SHRS OR                       INVESTMENT    OTHER    ------------------------
ISSUER            CLASS     CUSIP      (X$1000)   PRN AMT    SH/PRN   PUT/CALL  DISCRETION   MANAGER      SOLE     SHARED  NONE
---------------  --------  ---------  ---------  ---------  --------  --------  -----------  --------  ----------  ------  ----
Bazaarvoice Inc  Com       073271108   42,582    5,817,151   SH                  SOLE                  5,817,151
ExactTarget Inc  Com       30064K105   40,513    1,740,992   SH                  SOLE                  1,740,992
ExactTarget Inc  Com       30064K105   40,513    1,740,992   SH                  OTHER       1         1,740,992
Guidewire
Software Inc     Com       40171V100   39,082    1,016,705   SH                  SOLE                  1,016,705